SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the six months ended June 30, 2024
	Clean Food Platform	Technical Service	Total
Revenues	$86,159	$-	$86,159
Cost of goods sold	42,089	-	42,089
Gross profit	44,070		44,070
Depreciation and amortization	43,122	-	43,122
Capital expenditures	-	-	-
Loss from operations	(715,437)	(13,056)	(728,493)
Income tax benefits	-	371,568	371,568
Segment (loss) profit	(704,124)	358,513	(345,611)
Segment assets	$17,783,610	$2,271,195	$20,054,805

	For the six months ended June 30, 2023
	Clean Food Platform	Technical Service	Total
Revenues	$2,326,966	$8,356,277	$10,683,243
Cost of goods sold	969,172	7,259,205	8,228,377
Gross profit	1,357,794	1,097,072	2,454,866
Depreciation and amortization	83,490	-	83,490
Capital expenditures	5,496	-	5,496
(Loss) Income from operations	(696,346)	737,558	41,212
Provision for income taxes	(511)	(210,857)	(211,368)
Segment (loss) profit	(805,328)	526,702	(278,626)
Segment assets	$26,036,470	$11,463,372	$37,499,842

	For the year ended December 31, 2023
	Clean Food Platform	Technical Service	Total
Revenues	$2,513,483	$8,463,946	$10,977,429
Cost of goods sold	750,383	7,643,981	8,394,364
Gross profit	1,763,100	819,965	2,583,065
Depreciation and amortization	183,097	-	183,097
Capital expenditures	5,539	-	-
(Loss) from operations	(2,106,150)	589,364	(1,516,786)
Provision for income taxes	927	206,313	207,240
Segment loss	(9,775,749)	(6,536,956)	(16,312,705)
Segment assets	$17,657,856	$2,926,423	$20,584,279

	For the year ended December 31, 2022
	Clean Food Platform	Technical Service	Total
Revenues	$2,144,217	$8,834,354	$10,978,571
Cost of goods sold	1,905,036	7,898,847	9,803,883
Gross profit	239,181	935,507	1,174,688
Depreciation and amortization	87,973	-	87,973
Capital expenditures	19,437	6,479	25,916
Loss from operations	(3,543,160)	(196,210)	(3,739,370)
Provision for income taxes	8,917	202,227	211,144
Segment loss	(4,576,496)	(6,643,355)	(11,219,851)
Segment assets	$36,397,974	$1,597,667	$37,995,641

	For the year ended December 31, 2021
	Clean Food Platform	Restaurant	Others	Total
Revenues	$12,145,531	$100,945	$11,975	$12,258,451
Cost of goods sold	9,343,635	74,949	22	9,418,606
Gross profit	2,801,896	25,996	11,953	2,839,845
Depreciation and amortization	237,366	124,215	26,738	388,319
Capital expenditures	49,772	2,912	28,513	81,197
Loss from operations	(693,466)	(259,274)	(148,957)	(1,101,697)
Provision for income taxes	-	-	-	-
Segment loss	(712,163)	(256,503)	(148,920)	(1,117,586)
Segment assets	$1,891,075	$123,940	$26,275,025	$28,290,040